Pensions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions (Details) [Line Items]
Individual pension percentage		2.00%
Pension cost		$ 437,658	$ 467,076	$ 448,545
Forecast [Member]
Pensions (Details) [Line Items]
Defined benefit pension amount	$ 0